Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Changes In Provision Balance (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Balance at beginning of year	$ 1,277	$ 248
Additional provisions/increase in provisions	576	1,201
Provisions utilized	(258)	(155)
Amounts reversed	(38)	(20)
Foreign exchange and other	21	3
Balance at end of year	1,578	1,277
Restructuring and severance [member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Balance at beginning of year	109
Additional provisions/increase in provisions	388
Provisions utilized	(142)
Amounts reversed	(27)
Foreign exchange and other	7
Balance at end of year	335	109
Legal [member]
Disclosure of Commitments Pledged Assets Provisions and Contingent Liabilities [Line Items]
Balance at beginning of year	1,168
Additional provisions/increase in provisions	188
Provisions utilized	(116)
Amounts reversed	(11)
Foreign exchange and other	14
Balance at end of year	$ 1,243	$ 1,168